NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Year Ended December 31,
	2021	2020	2019
Numerator — Basic and Diluted:
Net loss	$(101,211)	$(156,124)	$(59,414)
Less: Deemed Dividend	—	(9,484)	(5,353)

Net loss attributable to common stockholders, basic and diluted	(101,211)	(165,608)	(64,767)

Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	105,561,139	40,064,087	42,811,383

Net loss per share attributable to common stockholders, basic and diluted	$(0.96)	$(4.13)	$(1.51)

Schedule of Potentially Dilutive Shares
The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive:

	December 31,
	2021	2020	2019
Outstanding Pre-Merger Convertible Promissory Notes	—	10,495,111	5,202,697
Outstanding 2028 Convertible Notes	15,730,390	—	—
Outstanding stock options	8,766,466	11,065,658	9,227,850
Outstanding warrants	23,673	10,832,616	7,672,810
Outstanding RSUs	1,799,677	—	—

Total	26,320,206	32,393,385	22,103,357